UMB FUND SERVICES, INC.
803 West Michigan Street
Milwaukee, Wisconsin 53233
(414) 299-2000
Fax: (414) 299-2466

August 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Giant 5 Funds Filing Pursuant to Rule 497(j) (333-129930 and 811-21836)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Giant 5 Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on July 29, 2010.

Please contact the undersigned at (414) 299-2000 with any questions about this certificate.

Very truly yours,

/s/ Wade C. DeArmond
Associate Legal Counsel